LICENSE AGREEMENTS (Details Textual 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 03, 2015	Sep. 09, 2015	Jul. 04, 2015	Sep. 09, 2013
Stock Issued, Value			$ 0	$ 2,071,625	$ 2,071,625	$ 0
Finite-Lived Intangible Assets, Accumulated Amortization	$ 1,004,374		1,004,374		668,689	117,900
Amortization of Intangible Assets	(178,083)	$ (147,236)	(335,685)	(239,582)	(550,789)	(114,006)
Revenue	1,019,520	$ 183,473	1,244,983	$ 380,325	735,717	1,030,113
CRI [Member]
Maximum Milestone Payments					7,000,000
Stock Issued, Value					$ 200,000
Stock Issued, Shares					631,313
Finite-Lived Intangible Assets, Accumulated Amortization					$ 58,300
Ovation Agmt 2 [Member]
Maximum Milestone Payments										$ 18,600,000
Ovation Agmt 1 [Member]
Maximum Milestone Payments										$ 11,250,000
Orimed [Member]
Maximum Milestone Payments					94,500,000
License fee received					0	100,000
Sothema [Member]
Maximum Milestone Payments					171,000,000
License fee received					0	200,000
Elis Pharmaceuticals Agreement [Member]
Maximum Milestone Payments									$ 35,500,000
Amortization of Intangible Assets					0
Khandelwal Laboratories Agreement [Member]
Maximum Milestone Payments								$ 2,600,000
Amortization of Intangible Assets					0
Bio Task Agreement [Member]
Maximum Milestone Payments							$ 34,000,000
Amortization of Intangible Assets					0
Ovation Pharma [Member]
Revenue					0	100,000
License fee received					0	75,000
Tramorgan [Member]
Maximum Milestone Payments					44,000,000
Revenue					0	0
Retailer 1
Revenue					131,900	171,600
Partner 1
Revenue					102,300	0
Partner 2
Revenue					84,500	0
Partner 3
Revenue					0	175,000
Partner 4
Revenue					50,000	245,380
Sensum License [Member]
Finite-Lived Intangible Assets, Accumulated Amortization	72,282		72,282		60,554	31,250
Customer Contracts [Member]
Finite-Lived Intangible Assets, Accumulated Amortization	157,872		157,872		127,316	62,262
Patents and Trademarks [Member]
Finite-Lived Intangible Assets, Accumulated Amortization	$ 112,864		$ 112,864		$ 57,593	$ 23,671